FINANCIAL RISK MANAGEMENT - MARKET RISK - FOREIGN CURRENCY RISK (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	¥ 244,904,000	¥ 311,265,000
Foreign exchange gains/losses on translation of HKD-denominated cash in banks	2,592,000	1,044,000	¥ (7,304,000)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency denominated monetary assets	89,613,000	78,078,000
Currency risk [member] | HKD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	88,892,000	77,608,000
Other receivables	¥ 713,000	¥ 416,000
Increase (decrease) of exchange rate	5.00%	5.00%
Foreign exchange gains/losses on translation of HKD-denominated cash in banks	¥ 3,360,000	¥ 2,926,000
Currency risk [member] | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	¥ 8,000	¥ 54,000